Trade payables - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Trade payables.
Increase (Decrease) in total trade payables	€ 4.2
Increase (Decrease) In invoice to be received.	1.4
Increase (Decrease) In Trade payables.	€ 2.8